Stockholders' Equity (Q3) (Details) $ / shares in Units, $ in Thousands											3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 19, 2023 Tranches $ / shares shares	Dec. 08, 2022	Dec. 05, 2022	Oct. 18, 2022 USD ($) $ / shares shares	Sep. 17, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) $ / shares shares	Jan. 28, 2020 USD ($) $ / shares shares	Mar. 12, 2019 $ / shares	Nov. 27, 2017 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 31, 2022 $ / shares	Nov. 06, 2019 $ / shares	Oct. 25, 2019 $ / shares	May 30, 2019 $ / shares shares	Jul. 03, 2018 $ / shares
Class of Stock Disclosures [Abstract]
Common stock, par value (in dollars per share) | $ / shares											$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Exercise price of warrants (in dollars per share) | $ / shares												$ 0	$ 0
Preferred stock, shares outstanding (in shares)											0			0		0	0
Gross proceeds from public stock offering | $														$ 2,108	$ 0
Reverse stock split		0.01
Number of common stock warrants converted into common stock (in shares)													660,046
Number of shares of common stock issued upon conversion of common stock warrants (in shares)													660,046
Maximum [Member]
Class of Stock Disclosures [Abstract]
Reverse stock split			0.01
Period of warrants expected to vest																4 years
January 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)								5,855,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 25			$ 900	$ 1,650							$ 250
Issuance of common stock, net (in shares)								2,015,000
Gross proceeds from public stock offering | $								$ 9,700
Net proceeds from public stock offering | $								$ 8,600
March 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)							1,387,000
Exercise price of warrants (in dollars per share) | $ / shares							$ 1,118
Issuance of common stock, net (in shares)							1,387,000
Gross proceeds from public stock offering | $							$ 1,200
Net proceeds from public stock offering | $							$ 1,000
March 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)						37,958
Gross proceeds from public stock offering | $						$ 20,900
Net proceeds from public stock offering | $						$ 18,900
September 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)					40,056
Gross proceeds from public stock offering | $					$ 10,000
Net proceeds from public stock offering | $					$ 9,000
October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from public stock offering | $				$ 11,000
Net proceeds from public stock offering | $				$ 9,400
At-the-Market Program [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)											0			657,333
Gross proceeds from public stock offering | $											$ 0			$ 2,300
Net proceeds from public stock offering | $											$ 0			$ 2,100
Aggregate cash fee paid to underwriter or placement agent														3.00%
Warrants to Purchase Common Stock [Member]
Class of Stock Disclosures [Abstract]
Number of warrants vested (in shares)														0		0
Warrants to Purchase Common Stock [Member] | Consultant [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)																					33
Exercise price of warrants (in dollars per share) | $ / shares																					$ 9,540
Supply Agreement [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Period for ultrafiltration services	10 years
Supply Agreement [Member] | DaVita Warrant [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)	1,289,081
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Exercise price of warrants (in dollars per share) | $ / shares	$ 3.2996
Number of warrants vested (in shares)														0
Number of tranches | Tranches	4
Supply Agreement [Member] | DaVita Warrant [Member] | Tranche One [Member]
Class of Stock Disclosures [Abstract]
Percentage of warrants expected to vest	25.00%
Supply Agreement [Member] | DaVita Warrant [Member] | Tranche Two [Member]
Class of Stock Disclosures [Abstract]
Percentage of warrants expected to vest	25.00%
Period of warrants expected to vest	12 months
Supply Agreement [Member] | DaVita Warrant [Member] | Tranche Three [Member]
Class of Stock Disclosures [Abstract]
Percentage of warrants expected to vest	25.00%
Period of warrants expected to vest	24 months
Supply Agreement [Member] | DaVita Warrant [Member] | Tranche Four [Member]
Class of Stock Disclosures [Abstract]
Percentage of warrants expected to vest	25.00%
Period of warrants expected to vest	36 months
Supply Agreement [Member] | DaVita Warrant [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Warrants to be exercised for amount of shares ownership percentage in entity	19.90%
Series F Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from issuance of convertible preferred stock | $										$ 18,000
Net proceeds from issuance of convertible preferred stock | $										$ 16,200
Conversion price (in dollars per share) | $ / shares										$ 189,000												$ 89,040
Number of consecutive trading days considered for expiration														20 days		20 days
Number of consecutive trading days														30 days		30 days
Percentage of volume weighted average price of common stock										300.00%
Trading volume for each trading day | $										$ 200
Preferred stock issued (in shares)										18,000	127			127		127	127
Number of shares issuable on conversion of preferred stock (in shares)										96
Preferred stock, shares outstanding (in shares)											127			127		127	127
Aggregate cash fee paid to underwriter or placement agent									8.00%
Series F Convertible Preferred Stock [Member] | March 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares									$ 15,750
Series F Convertible Preferred Stock [Member] | October 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares																				$ 4,230
Series F Convertible Preferred Stock [Member] | November 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares																			$ 2,983
Series F Convertible Preferred Stock [Member] | January 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares								$ 1,650
Exercise price of warrants (in dollars per share) | $ / shares								$ 900
Series F Convertible Preferred Stock [Member] | March 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares							$ 900
Series F Convertible Preferred Stock [Member] | March 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares						$ 550
Exercise price of warrants (in dollars per share) | $ / shares						$ 550
Series F Convertible Preferred Stock [Member] | September 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares					$ 250
Exercise price of warrants (in dollars per share) | $ / shares					$ 250
Series F Convertible Preferred Stock [Member] | October 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares																		$ 250
Series F Convertible Preferred Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 25											$ 250			$ 25
Series F Convertible Preferred Stock [Member] | Warrants to Purchase Common Stock [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)										191
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)										16
Exercise price of warrants (in dollars per share) | $ / shares										$ 189,000
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)										4
Exercise price of warrants (in dollars per share) | $ / shares										$ 189,000
Series I Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock issued (in shares)											0			0		1,049,280	0
Preferred stock, shares outstanding (in shares)											0			0		1,049,280	0
Series I Preferred Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)				23,157,124
Number of shares in one unit (in shares)				1
Class A Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)				209,940
Common stock offering price per share (in dollars per share) | $ / shares				$ 25
Number of shares in one unit (in shares)				1
Common stock exercise price per share (in dollars per share) | $ / shares				$ 25
Class B Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)				23,157,124
Common stock offering price per share (in dollars per share) | $ / shares				$ 0.25
Common stock exercise price per share (in dollars per share) | $ / shares				$ 0
Common Stock [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)											0	657,333				209,940	78,014
Common Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)				209,940
Number of shares in one unit (in shares)				1
Warrants [Member] | Class A Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Number of shares in one unit (in shares)				1.5
Warrants [Member] | Class B Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Number of shares in one unit (in shares)				1.5